[LETTERHEAD OF CLIFFORD CHANCE US LLP]

October 12, 2010

VIA EDGAR

Mr. Vince DiStefano

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Long/Short Strategies Fund, LLC

 (the “Fund”) (File No. 333-168615)

Dear Mr. DiStefano:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, a copy of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”), concerning a proposed merger between the Fund and Aetos Capital Opportunities Fund, LLC.

If you have any questions concerning the foregoing, please call Jefferey LeMaster at (212) 878-3206.

Best Regards,

/s/ Jefferey D. LeMaster

Jefferey D. LeMaster